Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the period	$ (1,838,427)	$ (13,849,433)
Currency translation differences	(775,698)	169,410
Total comprehensive (loss) for the period	(2,614,125)	(13,680,023)
Attributable to:
Equity holders of the Company	(2,631,861)	(13,651,390)
Non-controlling interests	17,736	(28,633)
Comprehensive income (loss)	$ (2,614,125)	$ (13,680,023)